Fair Value Measurements - Schedule of Fair Value Measurements of Investments (Details) - The Crypto Company, Inc. [Member]	Jun. 07, 2017 USD ($)
Fair Value, Inputs, Level 1 [Member]
Investment in cryptocurrency
Fair Value, Inputs, Level 2 [Member]
Investment in cryptocurrency	544,374
Fair Value, Inputs, Level 3 [Member]
Investment in cryptocurrency